Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Investments
(4)	Investments

(a)	Fixed-Maturity Securities and Equity Securities

At June 30, 2016 and December 31, 2015, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale and held-to-maturity securities are as shown in the following tables:

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)
June 30, 2016:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,313,602	99,522	—	1,413,124	8,799
Agencies not backed by the full faith and credit of the U.S. government	8,771	598	—	9,369	—
States and political subdivisions	8,992,624	1,331,766	5,345	10,319,045	—
Foreign government	282,710	19,103	1,062	300,751	—
Corporate securities	59,342,004	5,777,333	430,123	64,689,214	51,930
Mortgage-backed securities	11,549,258	564,982	3,773	12,110,467	—
Collateralized mortgage obligations	129,002	4,632	—	133,634	—
CDOs	9,748	12,073	—	21,821	11,857

Total fixed-maturity securities, available-for-sale	81,627,719	7,810,009	440,303	88,997,425	72,586

Fixed-maturity securities, held-to-maturity:
Corporate securities	28	5	—	33	—
CDOs	—	5,090	—	5,090	—

Total fixed-maturity securities held-to-maturity	28	5,095	—	5,123	—

Equity securities, available-for-sale:
Common stock	330,832	23,786	—	354,618	—

Total available-for-sale and held-to-maturity securities	$81,958,579	7,838,890	440,303	89,357,166	72,586

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)
December 31, 2015:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,682,642	78,089	5,407	1,755,324	653
Agencies not backed by the full faith and credit of the U.S. government	10,474	91	51	10,514	—
States and political subdivisions	8,533,503	514,459	49,428	8,998,534	—
Foreign government	269,608	9,675	7,116	272,167	—
Corporate securities	56,402,323	2,756,065	1,989,705	57,168,683	(4,451)
Mortgage-backed securities	12,263,037	296,408	61,646	12,497,799	—
Collateralized mortgage obligations	9,208	1,075	—	10,283	—
CDOs	9,738	11,573	147	21,164	11,572

Total fixed-maturity securities, available-for-sale	79,180,533	3,667,435	2,113,500	80,734,468	7,774

Fixed-maturity securities, held-to-maturity:
Corporate securities	55	10	—	65	—
CDOs	—	5,214	—	5,214	—

Total fixed-maturity securities held-to-maturity	55	5,224	—	5,279	—

Equity securities, available-for-sale:
Common stock	71,005	—	2,394	68,611	—

Total available-for-sale and held-to-maturity securities	$79,251,593	3,672,659	2,115,894	80,808,358	7,774

(1)	The amount represents the subsequent changes in net unrealized gain or loss on other-than-temporarily impaired (OTTI) securities.

The net unrealized gains on available-for-sale securities, held-for-sale securities and effective portion of cash flow hedges consist of the following as of June 30, 2016 and December 31, 2015:

	June 30, 2016	December 31, 2015
Available-for-sale securities:
Fixed maturity	$7,369,706	1,553,935
Equity	23,786	(2,394)
Held-for-sale securities	1,071	798
Cash flow hedges	18,581	16,013
Adjustments for:
Shadow adjustments	(3,899,321)	(825,607)
Deferred taxes	(1,229,838)	(259,961)

Net unrealized gains	$2,283,985	482,784

The amortized cost and fair value of available-for-sale fixed-maturity securities at June 30, 2016, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale fixed-maturity securities:
Due in one year or less	$707,081	713,203
Due after one year through five years	12,253,043	13,159,114
Due after five years through ten years	20,180,084	21,405,406
Due after ten years	36,809,251	41,475,601
Mortgage-backed securities and collateralized mortgage obligations	11,678,260	12,244,101

Total available-for-sale fixed-maturity securities	$81,627,719	88,997,425

The amortized cost and fair value of held-to-maturity fixed-maturity securities at June 30, 2016, by contractual maturity, are shown below:

	Amortized cost	Fair value
Held-to-maturity fixed-maturity securities:
Due after one year through five years	$28	33
Due after ten years	—	5,090

Total held-to-maturity fixed-maturity securities	$28	5,123

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of available-for-sale securities for the six month periods ended June 30 are presented in the following table:

	2016	2015
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$1,011,930	158,801
Equity securities:
Proceeds from sales	$—	58,858

At June 30, 2016 and December 31, 2015, investments with a fair value of $48,654 and $45,393, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The Company’s available-for-sale and trading fixed-maturity security portfolios include mortgage-backed securities and collateralized mortgage obligations. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.

(b)	Unrealized Investment Losses

Unrealized losses on available-for-sale securities and the related fair value as of June 30, 2016 and December 31, 2015 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
June 30, 2016:
Fixed-maturity securities, available-for-sale:
States and political subdivisions	$—	—	124,457	5,345	124,457	5,345
Foreign government	—	—	11,488	1,062	11,488	1,062
Corporate securities	1,397,507	62,813	3,717,317	367,310	5,114,824	430,123
Mortgage-backed securities	75,329	1,315	59,885	2,458	135,214	3,773

Total temporarily impaired securities	$1,472,836	64,128	3,913,147	376,175	5,385,983	440,303

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2015:
Fixed-maturity securities, available-for-sale:
U.S. government	$600,970	5,395	4,959	12	605,929	5,407
U.S. government agency	4,536	51	—	—	4,536	51
States and political subdivisions	1,873,125	48,306	28,015	1,122	1,901,140	49,428
Foreign government	42,338	1,787	32,219	5,329	74,557	7,116
Corporate securities	17,688,481	1,315,632	1,659,827	674,073	19,348,308	1,989,705
Mortgage-backed securities	3,066,569	61,030	15,433	616	3,082,002	61,646
CDOs	—	—	730	147	730	147

Total temporarily impaired securities	$23,276,019	1,432,201	1,741,183	681,299	25,017,202	2,113,500

As of June 30, 2016 and December 31, 2015, there were 310 and 1,294 available-for-sale fixed-maturity security holdings that were in an unrealized loss position.

As of June 30, 2016 and December 31, 2015, of the total amount of unrealized losses, $247,501 or 56.2% and $1,773,647 or 83.9%, respectively, are related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from Standards and Poor’s (S&P), or a Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) rating of 1 or 2 if a Moody’s or S&P rating is not available. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received. The Company reviews these securities regularly to determine whether or not declines in the fair value are other than temporary. Further, the Company neither has an intention to sell, nor does it expect to be required to sell the securities outlined above, the Company did not consider these investments to be other-than-temporarily impaired.

(c)	OTTI Losses

The Company had no credit losses recognized in earnings on fixed-maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income for the six month periods ended June 30, 2016 and 2015.

(d)	Realized Investment (Losses) Gains

Gross and net realized investment (losses) gains for the six month periods ended June 30, are summarized as follows:

	2016	2015
Available-for-sale:
Fixed-maturity securities:
Gross gains on sales and exchanges	$107,887	14,077
Gross losses on sales and exchanges	(56,002)	(1,278)
OTTI	(105,418)	(21,286)

Net losses on fixed-maturity securities	(53,533)	(8,487)

Equity securities:
Gross gains on sales	—	2
Gross losses on sales	—	(2)

Net losses on available-for-sale securities	(53,533)	(8,487)

Held-to-maturity:
Gross gains on exchanges	—	33,559
Gross losses on exchanges	(11)	(11)

Net (losses) gains on held-to-maturity securities	(11)	33,548
Provision for mortgage loans on real estate	(5,800)	—
Gain on real estate sales	—	5,929
Net gains on sales of acquired loans	365	18,081
Gain on equity method investments	446	—
Other	—	(4)

Realized investment (losses) gains, net	$(58,533)	49,067

In 2016, the mortgage loan allowance increased primarily due to the increase in mortgage loan balance. The 2015 realized gain on real estate sales is related to the recognition of a contingent gain as part of the terms of the 2011 sale of the Company’s real estate portfolio. The gross gain in held-to-maturity securities relates primarily to the impact of consolidating a CDO investment in 2015. See further details relating to the transaction at the end of note 4(h).

(e)	Interest and Similar Income

Major categories of interest and similar income, net, for the respective six month periods ended June 30 are shown below:

	2016	2015
Interest and similar income:
Available-for-sale fixed-maturity securities	$1,897,797	1,863,246
Mortgage loans on real estate	227,595	196,178
Interest on acquired loans	13,216	13,345
Investment income on trading securities	2,108	4,986
Policy loans	5,023	4,852
Short-term securities, includes cash and cash equivalents	6,245	4,062
Held-to-maturity fixed-maturity securities	326	3,958
Interest rate swaps	4,745	2,011
Other invested assets	4,793	835
Interest on assets held by reinsurers	1,257	1,344
Interest on loans to affiliates	165	179

Total	2,163,270	2,094,996
Less investment expenses	38,011	31,554

Total interest and similar income, net	$2,125,259	2,063,442

(f)	Mortgage Loans

The Company’s investment in mortgage loans on real estate at June 30, 2016 and December 31, 2015 is summarized as follows:

	June 30, 2016	December 31, 2015
Mortgage loans on real estate:
Mortgage loans	$9,715,469	8,825,418
Valuation allowances	(43,200)	(37,400)

Total mortgage loans on real estate	$9,672,269	8,788,018

At June 30, 2016, mortgage loans on real estate in California and Illinois exceeded the 10% concentration levels by state with a concentration of 28.9% or $2,803,795 and 11.0% or $1,071,245, respectively. At December 31, 2015, mortgage loans on real estate in California and Illinois exceeded the 10% concentration levels by state with a concentration of 27.7% or $2,448,008 and 11.6% or $1,025,605, respectively.

During 2016, interest rates on investments in new mortgage loans ranged from a minimum of 3.5% to a maximum of 4.5%.

The valuation allowances on mortgage loans on real estate are discussed further at note 7.

(g)	Securities Lending

The Company had fair value of securities on loan of $2,387,383 and $2,392,657, in fixed-maturity securities, on the Consolidated Balance Sheets, and held collateral in the amounts of $2,472,468 and $2,480,996, as of June 30, 2016 and December 31, 2015, respectively. The collateral is recorded in Cash and cash equivalents on the Consolidated Balance Sheets. The corresponding liability is recorded in Other liabilities on the Consolidated Balance Sheets.

The securities lent and related collateral received by type were as follows:

	June 30, 2016		December 31, 2015
	Collateral	Market Value	Collateral	Market Value
	Open (1)		Open (1)
Cash collateral liability by loaned security type:
Cash and cash equivalents	10,200	9,999	—	—
U.S. treasury	19,506	18,919	2,038	1,994
Foreign government	13,512	12,881	13,984	13,344
U.S. corporate	2,429,250	2,345,584	2,464,974	2,377,319

Total	2,472,468	2,387,383	2,480,996	2,392,657

(1)

The related loaned security could be returned to the Company no later than five business days after notice if received by the counterparty. Therefore, the Company would have five days to return the collateral.

(h)	Variable Interest Entities

In 2015, the triggering event for consolidation occurred when the Company entered into an agreement with the collateral manager to liquidate some or all of the collateral underlying several classes of notes within one of the CDOs. Creditors of the consolidated VIE do not have any recourse on the Company. The Company does not have any implicit or explicit arrangements to provide financial support to the consolidated VIE. Upon initial consolidation, the Company recorded a gain of $33,559 in Realized investment (losses) gains, net on the Consolidated Statements of Operations.

The consolidated CDO had net assets of approximately $158,804 as of June 30, 2015. In October 2015, at the Company’s direction, the collateral manager liquidated $163,389 of assets at auction, of which $96,046 were purchased by the Company. The assets purchased at auction are reported at amortized cost as Acquired loans and at fair value as Fixed-maturity securities, Available-for-sale on the Consolidated Balance Sheets. As of June 30, 2016 and December 31, 2015, the Company held $44,115 and $44,527, respectively as Acquired loans and $11,361 and $12,611, respectively as Fixed-maturity securities, Available-for-sale. As of June 30, 2016 and December 31, 2015, the Company also held $24,088 and $26,941, respectively of consolidated assets that are reported at fair value as Fixed-maturity securities, Available-for-sale on the Consolidated Balance Sheets.

(i)	Redeemable Preferred Stock

AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company, issued redeemable preferred stock as a result of a prepaid forward agreement settled in 2012. The preferred stock liability of $32,195 was recorded at June 30, 2016 and December 31, 2015 and is reported in Other liabilities on the Consolidated Balance Sheets. The preferred stock is mandatorily redeemable on January 9, 2017.

(4)	Investments

(a)	Fixed-Maturity Securities and Equity Securities

At December 31, 2015 and 2014, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale and held-to-maturity securities are as shown in the following tables:

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)
2015:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,682,642	78,089	5,407	1,755,324	653
Agencies not backed by the full faith and credit of the U.S. government	10,474	91	51	10,514	—
States and political subdivisions	8,533,503	514,459	49,428	8,998,534	—
Foreign government	269,608	9,675	7,116	272,167	—
Public utilities	5,798,475	480,099	56,376	6,222,198	189
Corporate securities	50,603,848	2,275,966	1,933,329	50,946,485	(4,640)
Mortgage-backed securities	12,263,037	296,408	61,646	12,497,799	—
Collateralized mortgage obligations	9,208	1,075	—	10,283	—
Collateralized debt obligations	9,738	11,573	147	21,164	11,572

Total fixed-maturity securities, available-for-sale	79,180,533	3,667,435	2,113,500	80,734,468	7,774

Fixed-maturity securities, held-to-maturity:
Corporate securities	55	10	—	65	—
CDOs	—	5,214	—	5,214	—

Total fixed-maturity securities held-to-maturity	55	5,224	—	5,279	—

Equity securities, available-for-sale:
Common stock	71,005	—	2,394	68,611	—

Total available-for-sale and held-to-maturity securities	$79,251,593	3,672,659	2,115,894	80,808,358	7,774

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)
2014:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,127,783	105,433	262	1,232,954	—
Agencies not backed by the full faith and credit of the U.S. government	130,703	14,671	24	145,350	—
States and political subdivisions	6,718,229	824,806	2,093	7,540,942	—
Foreign government	308,633	13,505	10,463	311,675	—
Public utilities	5,482,698	851,165	5,614	6,328,249	484
Corporate securities	45,725,053	4,067,245	294,841	49,497,457	2,579
Mortgage-backed securities	13,415,946	682,880	929	14,097,897	—
Collateralized mortgage obligations	10,697	1,335	—	12,032	—
Collateralized debt obligations	33,637	11,745	153	45,229	11,719

Total fixed-maturity securities, available-for-sale	72,953,379	6,572,785	314,379	79,211,785	14,782

Fixed-maturity securities, held-to-maturity:
Corporate securities	82	15	—	97	—
CDOs	180,316	24,076	—	204,392	—

Total fixed-maturity securities held-to-maturity	180,398	24,091	—	204,489	—

Equity securities, available-for-sale:
Common stock	6,180	46	—	6,226	—

Total available-for-sale and held-to-maturity securities	$73,139,957	6,596,922	314,379	79,422,500	14,782

(1)

The amount represents the subsequent changes in net unrealized gain or loss on other-than-temporarily impaired securities. It includes the portion of OTTI losses in accumulated other comprehensive income, which was not included in earnings.

The net unrealized gains on available-for-sale securities, held-for-sale securities and effective portion of cash flow hedges consist of the following at December 31:

	2015	2014	2013
Available-for-sale securities:
Fixed maturity	$1,553,935	6,258,406	3,697,314
Equity	(2,394)	46	—
Held-for-sale securities	798	—	—
Cash flow hedges	16,013	2,269	1,570
Adjustments for:
Shadow adjustments	(825,607)	(3,542,160)	(2,174,866)
Deferred taxes	(259,961)	(951,480)	(533,407)

Net unrealized gains	$482,784	1,767,081	990,611

The unrealized gain on held-for-sale securities relates to fixed maturity securities that were transferred from available-for-sale due to the expected sale of a subsidiary. See note 2 for further details.

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2015, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale fixed-maturity securities:
Due in one year or less	$1,686,024	1,714,562
Due after one year through five years	12,759,691	13,454,444
Due after five years through ten years	19,854,889	19,656,047
Due after ten years	32,607,684	33,401,333
Mortgage-backed securities and collateralized mortgage obligations	12,272,245	12,508,082

Total available-for-sale fixed-maturity securities	$79,180,533	80,734,468

The amortized cost and fair value of held-to-maturity fixed-maturity securities at December 31, 2015, by contractual maturity, are shown below:

	Amortized cost	Fair value
Held-to-maturity fixed-maturity securities:
Due after one year through five years	$55	65
Due after ten years	—	5,214

Total held-to-maturity fixed-maturity securities	$55	5,279

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $26,148,167 as of December 31, 2015.

Proceeds from sales of available-for-sale for the years ended December 31 are presented in the following table:

	2015	2014	2013
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$996,801	1,479,188	2,503,974
Equity securities:
Proceeds from sales	58,858	29,209	134,400

As of December 31, 2015 and 2014, investments with a fair value of $45,393 and $52,027, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The Company’s available-for-sale and trading fixed-maturity security portfolios include mortgage-backed securities and collateralized mortgage obligations. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.

(b)	Unrealized Investment Losses

Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2015:
Fixed-maturity securities, available-for-sale:
U.S. government	$600,970	5,395	4,959	12	605,929	5,407
U.S. government agency	4,536	51	—	—	4,536	51
States and political subdivisions	1,873,125	48,306	28,015	1,122	1,901,140	49,428
Foreign government	42,338	1,787	32,219	5,329	74,557	7,116
Public utilities	1,319,479	50,552	20,454	5,824	1,339,933	56,376
Corporate securities	16,369,002	1,265,080	1,639,373	668,249	18,008,375	1,933,329
Mortgage-backed securities	3,066,569	61,030	15,433	616	3,082,002	61,646
CDOs	—	—	730	147	730	147

Total temporarily impaired securities	$23,276,019	1,432,201	1,741,183	681,299	25,017,202	2,113,500

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2014:
Fixed-maturity securities, available-for-sale:
U.S. government	$23,411	51	23,481	211	46,892	262
U.S. government agency	3,342	24	—	—	3,342	24
States and political subdivisions	51,483	599	146,339	1,494	197,822	2,093
Foreign government	66,859	10,463	—	—	66,859	10,463
Public utilities	129,018	3,589	35,919	2,025	164,937	5,614
Corporate securities	4,101,602	211,776	1,198,903	83,065	5,300,505	294,841
Mortgage-backed securities	102,104	491	19,724	438	121,828	929
CDOs	4,176	67	19,792	86	23,968	153

Total temporarily impaired securities	$4,481,995	227,060	1,444,158	87,319	5,926,153	314,379

As of December 31, 2015 and 2014, there were 1,294 and 356 available-for-sale fixed-maturity security holdings that were in an unrealized loss position.

As of December 31, 2015 and 2014, of the total amount of unrealized losses, $1,773,647 or 83.9% and $267,015 or 84.9%, respectively, are related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from Standards and Poor’s (S&P), or a NAIC rating of 1 or 2 if a Moody’s or S&P rating is not available. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received. As mentioned in note 2, the Company reviews these securities regularly to determine whether or not declines in fair value are other than temporary. Further, as the Company neither has an intention to sell, nor does it expect to be required to sell the securities outlined above, the Company did not consider these investments to be other-than-temporarily impaired.

(c)	OTTI Losses

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2015	2014
Balance as of January 1	$36,948	45,722
Additions for credit impariments recognized on (1):
Securities not previously impaired	536	—
Securities previously impaired	1,086	4,391
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	57,353	2,054
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period	(36,558)	(15,219)

Balance as of December 31	$59,365	36,948

(1)

There were $58,975 and $6,445 of additions included in the net OTTI losses recognized in Realized investment gains, net in the Consolidated Statements of Operations for the years ended December 31, 2015 and 2014, respectively.

(d)	Realized Investment Gains (Losses)

Gross and net realized investment gains (losses) for the years ended December 31, are summarized as follows:

	2015	2014	2013
Available-for-sale:
Fixed-maturity securities:
Gross gains on sales and exchanges	$108,094	96,698	160,091
Gross losses on sales and exchanges	(15,272)	(11,114)	(36,798)
OTTI	(57,598)	(6,445)	(14,957)

Net gains on fixed-maturity securities	35,224	79,139	108,336

Equity securities:
Gross gains on sales	2	113	—
Gross losses on sales	(184)	(1)	—

Net (losses) gains on equity securities	(182)	112	—

Net gains on available-for-sale securities	35,042	79,251	108,336

Held-to-maturity:
Gross gains on exchanges	31,832	—	44,179
Gross losses on exchanges	(11)	(84)	(11)
OTTI	—	—	(91)

Net (losses) gains on held-to-maturity securities	31,821	(84)	44,077
(Provision) benefit for mortgage loans on real estate	(2,400)	5,000	18,500
Gains for mortgage loans on real estate	—	—	4,929
Investment in affiliates	—	(6,500)	11,810
Gain (loss) on real estate sales	5,929	—	(29)
Net gains on sales of acquired loans	24,027	95	674
Other	(6)	—	—

Net realized investment gains	$94,413	77,762	188,297

The 2015 realized gain on real estate sales is related to the recognition of a contingent gain as part of the terms of the 2011 sale of the Company’s real estate portfolio. The $31,832 gross gain in held-to-maturity securities relates to the impact of consolidating a CDO investment. See further details relating to the transaction at the end of note 4. The 2014 realized loss and 2013 realized gain on investment in affiliates is related to the disposal of an affiliate investment and subsidiary, respectively. The 2013 realized gain for mortgage loans on real estate is a result of the sale of certain loans to two subsidiary companies of AZOA.

(e)	Interest and Similar Income

Major categories of interest and similar income, net, for the respective years ended December 31 are shown below:

	2015	2014	2013
Interest and similar income:
Available-for-sale fixed-maturity securities	$3,752,867	3,552,896	3,185,680
Mortgage loans on real estate	413,103	377,917	367,196
Interest on acquired loans	28,122	27,548	27,817
Investment income on trading securities	16,472	11,645	9,735
Policy loans	9,834	9,981	10,461
Short-term securities	8,761	7,864	5,575
Held-to-maturity fixed-maturity securities	5,746	15,894	26,781
Interest rate swaps	5,197	1,867	697
Other invested assets	3,286	2,083	196
Interest on assets held by reinsurers	2,626	2,798	2,915
Interest on loans to affiliates	516	980	1,549
Rental income on real estate	—	—	1,462

Total	4,246,530	4,011,473	3,640,064
Less investment expenses	66,427	54,175	47,947

Total interest and similar income, net	$4,180,103	3,957,298	3,592,117

(f)	Mortgage Loans

The Company’s investment in mortgage loans on real estate at December 31 is summarized as follows:

	2015	2014
Mortgage loans on real estate:
Mortgage loans	$8,825,418	7,217,169
Valuation allowances	(37,400)	(35,000)

Total mortgage loans on real estate	$8,788,018	7,182,169

At December 31, 2015, mortgage loans on real estate in California and Illinois exceeded the 10% concentration levels by state with a concentration of 27.7% or $2,448,008 and 11.6% or $1,025,605, respectively. At December 31, 2014, mortgage loans on real estate in California, Texas and Illinois exceeded the 10% concentration levels by state with a concentration of 29.2% or $2,108,890, 10.1% or $729,761 and 10.0% or $722,225, respectively.

Interest rates on investments in new mortgage loans ranged from a minimum of 3.3% to a maximum of 4.8%.

The valuation allowances on mortgage loans on real estate at December 31 and the changes in the allowance for the years then ended are summarized as follows:

	2015	2014	2013
Balance, beginning of year	$35,000	66,750	85,250
Release due to discounted payoff	—	(26,750)	—
Provision (benefit) charged to operations	2,400	(5,000)	(18,500)

Balance, end of year	$37,400	35,000	66,750

In 2015, the Company reevaluated the allowance related to the remainder of the mortgage loan portfolio, resulting in an increase of the provision of $2,400.

In 2014, the decrease to the valuation allowance on mortgage loans is a result of the Company releasing a specific reserve of $26,750 on one mortgage loan that was paid-off. The Company also reevaluated the allowance related to the remainder of the mortgage loan portfolio, resulting in a reduction of the provision of $5,000.

In 2013, the decrease to the valuation allowance on mortgage loans is a result of the Company reducing a specific reserve on one mortgage loan in the amount of $13,500 related to a change in the estimate of realizable value of the underlying collateral. The Company also reevaluated the allowance related to the remainder of the mortgage loan portfolio during 2013, which resulted in a reduction of the provision of $5,000.

(g)	Securities Lending

The Company had fair value of securities on loan of $2,392,657 and $2,280,442, in fixed-maturity securities, on the Consolidated Balance Sheets, and held collateral in the amounts of $2,480,996 and $2,361,952, as of December 31, 2015 and 2014, respectively. The collateral is recorded in Cash and cash equivalents and Loans to affiliates on the Consolidated Balance Sheets. The corresponding liability is recorded in Other liabilities on the Consolidated Balance Sheets.

(h)	Variable Interest Entities

In the normal course of business, the Company enters into relationships with various entities that are deemed to be a VIE. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses, and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE.

The Company’s held-to-maturity CDOs were purchased in 2009 and represent interests in VIEs. The CDOs exist for the sole purpose of acquiring and managing a diversified portfolio of asset-backed and synthetic securities and are funded by the issuance of several tranches of funding notes. The CDOs, which are primarily the highest ranking debt tranches of each respective deal, contain similar features. There are several classes of notes, which include a structure that subordinates one note to another. Priorities of payment provide that the most senior classes of notes are paid first. Each CDO trust holds investments in eligible assets, which generally include credit asset-backed securities, mortgage-backed securities, default swaps/synthetic CDOs, other CDOs, and other asset-backed securities. These assets have a concentration in subprime mortgage-backed securities. Each CDO also contains tests, which, if failed, will result in cash payments that would normally be directed to a junior class of note holders, be redirected to the most senior class of note holders. The CDOs contain call features that may be exercised if requested by the appropriate class of note and if other criteria required by the CDO documents are met.

In addition, the Company invests in structured securities including VIEs. These structured securities typically invest in fixed-income investments managed by third parties and include mortgage-backed securities, collateralized mortgage obligations, and other CDOs.

The Company has carefully analyzed the VIEs to determine whether the Company is the primary beneficiary, taking into consideration whether the Company, or the Company together with its affiliates, has the power to direct the activities of the VIE, that most affect its economic performance and whether the Company has the right to benefits from the VIE. Based on that analysis, the Company has concluded that it is not the primary beneficiary for all but one of the Company’s VIEs and, as such, only one VIE was consolidated in the Consolidated Financial Statements.

The non-consolidated CDO is classified as Fixed-maturity securities, held-to-maturity on the Consolidated Balance Sheets and reported at amortized cost. The other non-consolidated structured securities are classified as Fixed-maturity securities, available-for-sale on the Consolidated Balance Sheets and reported at fair value, or Acquired loans and reported at amortized cost. The Company’s maximum exposure to loss from these entities is limited to their carrying value. The Company has not provided, and has no obligation to provide, material, financial, or other support that was not previously contractually required to these entities. The Company had no liabilities recorded as of December 31, 2015 or 2014, related to these entities.

Due to the ability to influence returns of the collateral manager, the Company determined in 2015, that consolidation is required for one VIE. The triggering event for consolidation occurred when the Company entered into an agreement with the collateral manager to liquidate some or all of the collateral underlying several classes of notes within one of the CDOs. Creditors of the consolidated VIE do not have any recourse on the Company. The Company does not have any implicit or explicit arrangements to provide financial support to the consolidated VIE. Upon initial consolidation, the Company recorded a gain of $31,832 in Realized investment gains, net on the Consolidated Statements of Operations.

The consolidated CDO had net assets of approximately $158,804 as of June 30, 2015. At the Company’s direction, the collateral manager liquidated $163,389 of assets at auction, of which. $96,046 were purchased by the Company. The assets purchased at auction are reported at amortized cost as Acquired loans and at fair value as Fixed-maturity securities, Available-for-sale on the Consolidated Balance Sheets. As of December 31, 2015, the Company held $44,527 as Acquired loans and $12,611 as Fixed-maturity securities, Available-for-sale. As of December 31, 2015, the Company also held $26,941 of previously consolidated assets that are reported at fair value as Fixed-maturity securities, Available-for-sale on the Consolidated Balance Sheets.

The Company has $2,789 in liabilities recorded as of December 31, 2015, related to this entity representing its obligation to pay junior tranche noteholders expected discounted future payments in accordance with the contractual priority of payments. The liability is reported in Other liabilities on the Consolidated Balance Sheets.

During 2013, the Company issued an acceleration direction to the trustee of one of the Company’s CDOs. The trustee then issued a notice of acceleration to the noteholders and beneficial owners notifying them that the principal and all accrued and unpaid interest on the notes are immediately due and repayable. As a result of this acceleration the underlying collateral was sold at auction. The Company received cash of $253,125 for securities with a book value of $208,946 resulting in a realized gain of $44,179.

(i)	Redeemable Preferred Stock

AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company, issued redeemable preferred stock as a result of a prepaid forward agreement settled in 2012. The preferred stock liability of $32,195 was recorded at December 31, 2015 and 2014 and is reported in Other liabilities on the Consolidated Balance Sheets. The preferred stock is mandatorily redeemable on January 9, 2017.